Initial Public Offering	6 Months Ended
Jul. 31, 2025
Initial Public Offering
Initial Public Offering

Note 3 — Initial Public Offering

On May 27, 2025 and May 30, 2025, the Company sold 7,500,000 Units and 1,125,000 Option Units, respectively, at a price of $10.00 per Unit. Each Unit consists of one ordinary share, par value $0.0001 per share and one right (the “Public Right”). Each Public Right entitles the holder to convert one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination. The Company will not issue fractional shares.